Vessels (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Abstract]
2021	$ 23,942
2022	23,908
2023	14,904
2024	14,904
2025	4,248
Minimum net lease payments	81,906
Less: Present value discount	(9,648)
Total Obligations under operating leases and Financial liability (current and non-current portion)	$ 72,258